CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Series A Preferred Stock [Member] CNY (¥) shares	Series B Preferred Stock [Member] CNY (¥) shares	Series C1 Preferred Stock [Member] CNY (¥) shares	Series C2 Preferred Stock [Member] CNY (¥)	Series D Preferred Stock [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Series A Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series B Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series C1 Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series C2 Preferred Stock [Member] CNY (¥) shares	Ordinary shares [Member] Series D Preferred Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Series A Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series B Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series C1 Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series C2 Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series D Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] CNY (¥)	Subscription receivables [Member] Series A Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series B Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series C1 Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series C2 Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series D Preferred Stock [Member] CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit Series A Preferred Stock [Member] CNY (¥)	Accumulated deficit Series B Preferred Stock [Member] CNY (¥)	Accumulated deficit Series C1 Preferred Stock [Member] CNY (¥)	Accumulated deficit Series C2 Preferred Stock [Member] CNY (¥)	Accumulated deficit Series D Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series A Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series B Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series C1 Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series C2 Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series D Preferred Stock [Member] CNY (¥)
Beginning balance at Dec. 31, 2012		¥ (144,630)																								¥ (144,630)
Beginning balance, shares at Dec. 31, 2012 | shares								29,983,883
Subscription of ordinary shares in the Redomiciliation								¥ 18												¥ (18)
Net income (loss)		¥ (37,771)																								¥ (37,771)
Deemed dividend from issuance of preferred share series C2 (Note 17)
Share-based compensation		¥ 11,506												¥ 11,506
Conversion of preferred shares into class A ordinary shares upon IPO, shares | shares			19,622,241	26,532,203	29,056,332
Change in redemption value of convertible redeemable preferred shares		(61,435)	¥ 5,523	¥ 17,987	¥ 37,925									¥ (11,506)												¥ (49,929)
Foreign currency translation adjustment		(45)																														¥ (45)
Ending balance at Dec. 31, 2013		(232,375)						¥ 18												¥ (18)						¥ (232,330)						¥ (45)
Ending balance, shares at Dec. 31, 2013 | shares								29,983,883
Net income (loss)		(59,814)																								(59,814)
Repurchase of ordinary shares (Note 16)		¥ (20,963)						¥ (1)												¥ 1						¥ (20,963)
Repurchase of ordinary shares (Note 16), shares | shares	(1,925,063)	(1,925,063)						(1,925,063)
Payment of ordinary shares		¥ 17																		¥ 17
Deemed dividend from issuance of preferred share series C2 (Note 17)		(16,666)				¥ (16,666)												¥ (3,039)												¥ (13,627)
Consolidation of VIE		529												¥ 1,000												¥ (471)
Share-based compensation		84,963												84,963
Change in redemption value of convertible redeemable preferred shares		(79,169)	6,214	21,943	46,328		¥ 4,684							¥ (79,169)
Foreign currency translation adjustment		1,249																														¥ 1,249
Ending balance at Dec. 31, 2014		¥ (322,229)						¥ 17						¥ 3,755												¥ (327,205)						¥ 1,204
Ending balance, shares at Dec. 31, 2014 | shares	28,058,820	28,058,820						28,058,820
Net income (loss)	$ 3,493	¥ 22,621																								¥ 22,621
Repurchase of ordinary shares (Note 16)		¥ (13,958)						¥ (1)						¥ (13,957)
Repurchase of ordinary shares (Note 16), shares | shares								(803,811)
Deemed dividend from issuance of preferred share series C2 (Note 17)
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance cost of RMB80,962		¥ 703,388						¥ 24						703,364
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance cost of RMB80,962, shares | shares	37,950,000	37,950,000						37,950,000
Share-based compensation		¥ 25,195												25,195
Conversion of preferred shares into class A ordinary shares upon IPO			57,572	208,082	367,629	¥ 37,630	155,704		¥ 12	¥ 16	¥ 18	¥ 1	¥ 5		¥ 57,560	¥ 208,066	¥ 367,611	¥ 37,629	¥ 155,699
Conversion of preferred shares into class A ordinary shares upon IPO, shares | shares									19,622,241	26,532,203	29,056,332	1,925,063	7,504,324
Exercise of share options		¥ 161						¥ 1						160
Exercise of share options, shares | shares	1,626,197	1,626,197						1,626,197
Change in redemption value of convertible redeemable preferred shares	$ (3,911)	¥ (25,332)	¥ 1,648	¥ 5,957	¥ 12,453		¥ 5,274							¥ (9,417)												¥ (15,915)
Foreign currency translation adjustment	2,780	18,008																														¥ 18,008
Ending balance at Dec. 31, 2015	$ 190,569	¥ 1,234,471						¥ 93						¥ 1,535,665												¥ (320,499)						¥ 19,212
Ending balance, shares at Dec. 31, 2015 | shares	151,471,369	151,471,369						151,471,369